Earnings per share	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic Earnings Per Share (“EPS”) is calculated by dividing net income by the weighted average of our ordinary shares outstanding, which excludes 4,051,509 and 4,975,247 shares of unvested restricted stock as of June 30, 2025 and 2024, respectively. In general, for the calculation of diluted EPS, the weighted average of our ordinary shares outstanding for basic EPS is adjusted by the effect of dilutive securities provided under our equity compensation plans. No shares were excluded from diluted shares outstanding for the three and six months ended June 30, 2025, The number of shares excluded from diluted shares outstanding was 1,517 and 7,017 for the three and six months ended June 30, 2024, respectively, because the effect of including those shares in the calculation would have been anti-dilutive.
The computations of basic and diluted EPS for the three and six months ended June 30, 2025 and 2024 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Net income for the computation of basic EPS	$1,259,209	$448,166	$1,902,069	$1,052,380
Weighted average ordinary shares outstanding—basic	173,960,277	192,515,755	176,725,697	194,144,800
Basic EPS	$7.24	$2.33	$10.76	$5.42

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Net income for the computation of diluted EPS	$1,259,209	$448,166	$1,902,069	$1,052,380
Weighted average ordinary shares outstanding—diluted	177,541,220	196,881,272	181,062,000	198,514,778
Diluted EPS	$7.09	$2.28	$10.51	$5.30
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024
	Number of ordinary shares
Ordinary shares issued	196,043,739	204,543,739
Treasury shares	(17,733,971)	(17,760,514)
Ordinary shares outstanding	178,309,768	186,783,225
Shares of unvested restricted stock	(4,051,509)	(5,072,382)
Ordinary shares outstanding, excluding shares of unvested restricted stock	174,258,259	181,710,843